UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 1999

If amended report check here:      |X|                    Amendment Number: ____

This Amendment (Check only one):   | | is a restatement
                                   |X| adds new holding
                                       entries.

                         GENESIS ASSET MANAGERS LIMITED
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

P O Box 475, Harbor Court, Les Amballes, St Peter Port, Guernsey Channel Islands
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

13F File Number: 28-6418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Jeremy D. Paulson-Elis             Member                    011 44 171 235 5040
--------------------------------------------------------------------------------
Name                               (Title)                          (Phone)


Signature, Place and Date of Signing:

/s/Jeremy D. Paulson-Elis
----------------------------
London, UK
02/10/00


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

   13F File No.: Name:
   ------------- ---------------------------------------------------------------
1.   28-7436     Genesis Asset Managers International Limited
   ------------- ---------------------------------------------------------------
2.   28-6418     Genesis Asset Managers Limited
   ------------- ---------------------------------------------------------------

Managers Reporting on Behalf of Reporting Manager:

None

REPORT SUMMARY:

Number of Other Included Managers: (1)One
                                  --------
Form 13F Information Table Entry Total: 36
                                       ----
Form 13F Information Table Value Total: 1,385,941,190
                                       --------------


REPORT    PTR289    3Y CHOATE HALL & STEWART                                SECURITIES AND EXCHANGE COMMISSION FORM 13-F
          MANAGER   (JMC)                                                                  AS OF 12/31/99

                                                                         INVESTMENT DISCRECION           VOTING AUTHORITY
ITEM 1                          ITEM 2    ITEM 3       ITEM 4       ITEM 5         ITEM 6       ITEM 7              ITEM 8
                                                                                                MANAGERS
         NAME OF ISSUER        TITLE OFCUSIP NUMBER FAIR MARKET SHARES OR a) SOLE     c) NONE          a)SOLE b)SHARED AS c)SHARED
                                CLASS                VALUE ($)  PRINCIPAL       (b)SHARED                      DEFINED BY    OTHER
                                                     (X 1000)    AMOUNT                                        INSTR. V
        ---------------        ------ ------------  ---------   -------- ---------------------- ------- ----------------------------
Ashanti Goldfields               GDS    US0437432026   24954     9506453    SOLE                  1     SOLE
Banco Latino America de Export   CLE    PAP169941328   34471     1459102    SOLE                  1     SOLE
Banco Santiago                   ADR    US05965L1052    2608      122000    SOLE                  1     SOLE
Compania de Telecornunicaciones  ADR    US2044493003    3263      178800    SOLE                  1     SOLE
Desc                             ADR    US2503091017   49213     2938098    SOLE                  1     SOLE
Distribucion y Servicios         ADR    US2547531069   69650     3571800    SOLE                  1     SOLE
Embotelladora Andina             ADR A  US29081P204    39791     2233900    SOLE                  1     SOLE
Embotelladora Andina             ADR B  US29081P3038   33880     2316600    SOLE                  1     SOLE
Enersis                          ADR    US29274F1049   32453     1403378    SOLE                  1     SOLE
Femsa                            ADS    US3444191064  109056     2450701    SOLE                  1     SOLE
Gulf Indonesia Resources LTD     COM    CA4022841031   28887     3555298    SOLE                  1     SOLE
Huaheng Power Intl.              ADR    US4403304105   30485     2886150    SOLE                  1     SOLE
Korea Electric Power             ADR    US5006311063   38902     2322500    SOLE                  1     SOLE
Laboratorio Chile                ADR    US50540H1041   10376      570500    SOLE                  1     SOLE
Matav                            ADS    US5597761098     810       22500    SOLE                  1     SOLE
Mavesa                           ADR    US5777171019   15812     5163051    SOLE                  1     SOLE
Millicom Int'l,                  Com    LU0038705702  143701     2303822    SOLE                  1     SOLE
Minera Buenaventura              ADS    US2044481040   25910     1613100    SOLE                  1     SOLE
Nueevo Grupo Iusacell            ADR    US6705121027   43167     2889820    SOLE                  1     SOLE
OTE                              ADR    US4233253073   12557     1051900    SOLE                  1     SOLE
P.T. Indonesian Satellite Corp.  ADS    US7156801042    5553      256800    SOLE                  1     SOLE
Panamerican Beverages Inc.       Com    PAP748231084   70301     3418907    SOLE                  1     SOLE
PLDT                             ADR    US7182526043   60894     2353380    SOLE                  1     SOLE
Provida                          ADR    US00709P1084   15826      736100    SOLE                  1     SOLE
Quilmes Industrial               ADR    US74838Y1082   70585     5912868    SOLE                  1     SOLE
Quinenco                         ADS    US7487181031   45855     4121800    SOLE                  1     SOLE
Santa Isabel                     ADR    US8022331065    3005      308200    SOLE                  1     SOLE
SK Telecom Co.                   ADS    US78440P1084   70800     1844947    SOLE                  1     SOLE
Southern Peru Ltd                COM    US8436111046    3419      221486    SOLE                  1     SOLE
Tele Centro Sul                  ADR    US8792391018    1388       15300    SOLE                  1     SOLE
Telebras                     HOLDERS    US8792871001       1       38000    SOLE                  1     SOLE
Telefonica de Argentina          ADS    US8793782066    1846       59798    SOLE                  1     SOLE
Telefonica del Peru              ADS    US8793841052   26737     1999000    SOLE                  1     SOLE
Telefonos de Mexico ADS          ADS L  US8794037809  211351     1878676    SOLE                  1     SOLE
Telesp Cellular                  ADR    US87952L1089    2729       64400    SOLE                  1     SOLE
TV Azteca                        ADR    US9011451021   45704     5078187    SOLE                  1     SOLE
                                                      ------
REPORT SUMMARY             36 DATA RECORDS           1385941        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


